Employee Stock and Savings Plans	12 Months Ended
Dec. 31, 2012
Employee Stock and Savings Plans [Abstract]
Employee Stock and Savings Plans [Text Block]

NOTE 11 – EMPLOYEE STOCK AND SAVINGS PLANS

Clear Channel has various 401(k) savings and other plans for the purpose of providing retirement benefits for substantially all employees. Under these plans, an employee can make pre-tax contributions and Clear Channel will match a portion of such an employee's contribution. Employees vest in these Clear Channel matching contributions based upon their years of service to Clear Channel. Contributions of $29.5 million, $27.8 million and $29.8 million to these plans for the years ended December 31, 2012, 2011 and 2010, respectively, were expensed.

Clear Channel offers a non-qualified deferred compensation plan for its highly compensated executives, under which such executives were able to make an annual election to defer up to 50% of their annual salary and up to 80% of their bonus before taxes. Clear Channel suspended all salary and bonus deferrals and company matching contributions to the deferred compensation plan on January 1, 2010. Clear Channel accounts for the plan in accordance with the provisions of ASC 710-10. Matching credits on amounts deferred may be made in Clear Channel's sole discretion and Clear Channel retains ownership of all assets until distributed. Participants in the plan have the opportunity to allocate their deferrals and any Clear Channel matching credits among different investment options, the performance of which is used to determine the amounts to be paid to participants under the plan. In accordance with the provisions of ASC 710-10, the assets and liabilities of the non-qualified deferred compensation plan are presented in “Other assets” and “Other long-term liabilities” in the accompanying consolidated balance sheets, respectively. The asset and liability under the deferred compensation plan at December 31, 2012 was approximately $10.6 million recorded in “Other assets” and $10.6 million recorded in “Other long-term liabilities”, respectively. The asset and liability under the deferred compensation plan at December 31, 2011 was approximately $10.5 million recorded in “Other assets” and $10.5 million recorded in “Other long-term liabilities”, respectively.